Deposits	12 Months Ended
Dec. 31, 2025
Deposits1 [Abstract]
Deposits	26 — Deposits

in € m.	Dec 31, 2025	Dec 31, 2024
Noninterest-bearing demand deposits	174,274	177,915
Interest-bearing deposits
Demand deposits	231,583	197,340
Time deposits	201,626	203,756
Savings deposits	87,097	88,689
Total interest-bearing deposits	520,307	489,786
Total deposits	694,580	667,700